Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

Schedule ii – Valuation and Qualifying Accounts

	Balance at Beginning of Period	Additions	Deductions	Balance at end of Period
	A$	A$	A$	A$

Year Ended December 31, 2022
Deferred income tax valuation allowance	10,689,001	339,723	-	11,028,724

Year Ended December 31, 2021
Deferred income tax valuation allowance	9,693,936	1,620,446	(625,381)	10,689,001